Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of Total Stock-Based Compensation

Total stock-based compensation was as follows:

	Nine Months September 30,
	2018	2019
	(in thousands)
Cost of product revenue	$38	$156
Research and development	146	582
Sales and marketing	185	597
General and administrative	505	1,001

Total stock-based compensation	$874	$2,336

Total stock-based compensation was as follows:

	Year Ended December 31,
	2017	2018
	(in thousands)
Cost of product revenue	$46	$67
Research and development	185	235
Sales and marketing	130	294
General and administrative	604	701

Total stock-based compensation	$965	$1,297

Schedule of Estimates Grant-Date Fair Value of Option Awards Using Black-Scholes Option Pricing Model with Assumptions

The Company estimates the grant-date fair value of the Company’s option awards using the Black-Scholes option pricing model. The assumptions for the Black-Scholes model for the nine months ended September 30, 2018 and 2019 were as follows:

	Nine Months Ended September 30,
	2018	2019
Expected term (in years)	6.08	6.08
Expected volatility	40.8%-45.9%	42.4%-42.9%
Risk-free interest rate	1.9%-2.9%	2.4%-2.6%
Expected dividend yield	0	0%

The estimated grant-date fair value of all the Company’s stock-based awards was calculated using the Black-Scholes option pricing model, based on the following assumptions:

	December 31,
	2017	2018
Expected term (in years)	6.08	6.08
Expected volatility	45.6%	40.8%-41.9%
Risk-free interest rate	1.9%-2.2%	2.5%-3.1%
Expected dividend yield	0%	0%

Schedule of Activity under 2009 Plan and 2019 Plan

Option activity under the 2009 Plan and 2019 Plan is set forth below:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Balance, December 31, 2018	3,636,358	$3.54	7.79	$11,267
Options granted	442,858	14.69
Options exercised	(386,309)	2.65
Options forfeited	(34,471)	3.49

Balance, September 30, 2019	3,658,436	$4.95	7.52	$91,399

Vested and exercisable, September 30, 2019	1,831,368	$3.14	6.59	$49,068

Activity under the 2009 Plan is set forth below:

	Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Term	Aggregate Intrinsic Value
				(in years)	(in thousands)
Balance, December 31, 2016	887,885	1,365,934	$1.95		$2,011
Awards authorized	1,352,677	—
Options granted	(1,974,589)	1,974,589	3.42
Options exercised	—	(71,522)	1.95
Options cancelled	160,397	(160,397)	2.44

Balance, December 31, 2017	426,370	3,108,604	$2.81	8.03	$3,647
Awards authorized	691,503	—
Options granted	(1,015,963)	1,015,963	5.25
Options exercised	—	(197,820)	2.20
Options cancelled	290,389	(290,389)	3.42

Balance, December 31, 2018	392,299	3,636,358	$3.54	7.79	$11,267

Vested and exercisable, December 31, 2018		1,585,273	$2.68	6.50	$6,249

Vested and expected to vest, December 31, 2018		3,636,358	$3.54	7.79	$11,267

Summary of Restricted Stock Shares Under Company Plan

A summary of the restricted stock shares issued under the Company’s Plan is as follows:

	Number of Shares	Weighted- Average Exercise Price
Outstanding and unvested at December 31, 2016	94,610	$0.61
Vested	83,007	$0.61

Outstanding and unvested at December 31, 2017	11,603	$0.61
Exercised	45,287	$2.20
Vested	(43,468)	$1.83

Outstanding and unvested at December 31, 2018	13,422	$2.20

Summary of Key Terms of Outstanding Common Stock Warrants

The key terms of the outstanding common stock warrants are summarized in the following table:

	Warrants Outstanding
	Warrants Outstanding December 31, 2017	Warrants Outstanding December 31, 2018	Exercise Price	Expiration
Related party common stock warrants	141,778	141,778	$2.196	May 2025
Common stock warrants issued in connection with the 2018 Loan and Security Agreement	—	34,440	$4.026	February 2028

Total common stock warrants	141,778	176,218

Schedule of RSU Activity under 2019 Plan

RSU activity under the 2019 Plan is set forth below:

	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Balance, December 31, 2018	—	$—
RSUs granted	229,450	38.26
RSUs forfeited	(2,900)	37.51

Balance, September 30, 2019	226,550	$38.27